Long-term Investments - Equity method investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating data:
Net income (loss)	$ 97,809	$ 411,877	$ 314,597
Net income (loss) attributable to the investees	85,555	428,319	313,364
Balance sheet data:
Current assets	4,552,258	4,802,780
Current liabilities	1,219,938	2,159,019
Long-term Liabilities	2,518,976	1,672,483
Equity Method Investment
Operating data:
Revenue	158,110	225,356	114,938
Gross profit	129,393	206,457	102,145
Income (loss) from operations	(195,636)	243,516	26,679
Net income (loss)	(200,042)	247,808	23,754
Net income (loss) attributable to the investees	(200,042)	247,808	$ 23,754
Balance sheet data:
Current assets	904,956	884,765
Non-current assets	2,417,452	2,341,307
Current liabilities	683,626	602,275
Long-term Liabilities	$ 119	$ 9,789